Note 12 - Income Taxes - Income Tax Expense - 1 (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
U.S. Federal, Current Income Tax Expense (Benefit)	$ 0	$ 0	$ 0
U.S. Federal, Deferred Income Tax Expense (Benefit)	0	0	0
U.S. Federal, Net Income Tax Expense (Benefit)	0	0	0
State, Current Income Tax Expense (Benefit)	24,693	(19,898)	18,041
State, Deferred Income Tax Expense (Benefit)	0	0	0
State, Net Income Tax Expense (Benefit)	24,693	(19,898)	18,041
Total, Current Income Tax Expense (Benefit)	24,693	(19,898)	18,041
Total, Deferred Income Tax Expense (Benefit)	0	0	0
Total, Net Income Tax Expense (Benefit)	$ 24,693	(19,898)	18,041
U.S. Federal, Net Income Tax Expense (Benefit)		$ 0	$ 0